Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss) for the year	R$ (5,895,251)	R$ 179,338	R$ (779,724)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
Depreciation and amortization	1,870,552	1,727,982	668,516
Provision for expected credit losses	1,095	5,668	(9,789)
Provision for legal proceedings	288,803	195,465	243,860
Provision for inventory obsolescence	702	2,168	5,023
Provision for loss on advances from suppliers	31,486	161,228
Adjustment to present value of advance from suppliers	63,493	10,604
Deferred taxes	(17,579)	30,986	244,989
Equity pick up method	439	(77)	(387)
Share-based payments	23,430	40,725	18,572
Sale-leaseback gains	(551,942)
Actuarial losses from post-employment benefits	10,677	4,907
Foreign exchange and monetary variation, net	3,114,032	399,174	946,732
Interest on loans and financing and leases	1,545,847	1,126,527	679,985
Provision for aircraft and engine return	(58,702)	231,821
Provision for maintenance deposits and reserve	186,856	75,451	65,334
Result of derivatives recognized in profit or loss	732,398	22,022	(13,239)
Unrealized hedge results Exchangeable Senior Notes	(374,994)	(40,717)
Termination of obligation due to contractual term reduction	(104,109)	(275,921)
Provision for labor obligations	227,710	280,320	127,618
Disposals of property, plant and equipment and intangible assets	96,594	152,017	90,639
Other provisions	(7,416)	(14,602)
Adjusted net income (loss)	1,184,121	4,315,086	2,288,129
Changes in operating assets and liabilities:
Trade receivables	498,901	(384,147)	95,844
Short-term investments	(6,320)	162,167	695,831
Inventories	2,873	(21,240)	(6,673)
Advance to suppliers and third parties	(238,627)	(305,906)
Deposits	(52,016)	(399,345)	(402,495)
Recoverable taxes	(21,543)	(27,147)
Variable and short-term leases	18,731
Suppliers	392,236	(232,021)	16,382
Suppliers - forfeiting	(143,010)	188,771	267,502
Advance from ticket sales	84,651	292,161	197,473
Mileage program	400,288	161,821	65,535
Advances from customers	11,473	(153,543)	148,249
Salaries, wages and benefits	(289,050)	(253,074)	(64,308)
Landing fees	179,619	172,039	190,649
Taxes obligation	82,716	179,706	127,663
Derivatives	(779,462)	(167,556)	8,385
Payments for lawsuits and aircraft return	(301,297)	(317,591)	(236,882)
Operating leases			103,838
Other assets and liabilities, net	444,990	(48,851)	(736,638)
Interest paid	(619,557)	(470,794)	(508,973)
Income tax and social contribution paid	(95,781)	(229,460)	(167,642)
Net cash flows from operating activities	753,936	2,461,076	2,081,869
Investing activities
Short-term investments, net	271,935	(501,607)	(163,218)
Restricted cash	(100,301)	377,826	(548,928)
Receipt of dividends and Interest on shareholders' equity through subsidiary			543
Advances for property, plant and equipment acquisition, net	(96,537)	(30,804)	(106,628)
Receipt of aircraft sales	448,482	348,389
Return of advance for property, plant and equipment acquisition	73,600
Acquisition of property, plant and equipment	(501,416)	(872,570)	(686,946)
Acquisition of intangible assets	(63,993)	(75,845)	(82,079)
Net cash flows from (used in) investing activities	31,770	(754,611)	(1,587,256)
Financing activities
Loans and financing issued, net of costs	2,933,529	2,194,662	1,664,007
Loan and financing payments	(3,748,239)	(793,537)	(1,949,338)
Payments of leases liabilities	(1,058,692)	(1,617,677)	(251,557)
Treasury share buyback		(102,417)	(15,929)
Derivative premium payment		(407,322)
Dividends and interest on shareholders' equity paid to non-controlling interests	(63,949)	(210,242)	(219,493)
Warrants		12,250
Capital increase	1,180	31,526	15,428
Capital increase from non-controlling interests			875
Shares to be issued	674	584	2,818
Net cash flows used in financing activities	(1,935,497)	(892,173)	(753,189)
Foreign exchange variation on cash held in foreign currencies	167,196	4,946	57,901
Net (decrease) increase in cash and cash equivalents	(982,595)	819,238	(200,675)
Cash and cash equivalents at the beginning of the year	1,645,425	826,187	1,026,862
Cash and cash equivalents at the end of the year	R$ 662,830	R$ 1,645,425	R$ 826,187